Accounts Payable - Additional Information (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable Additional Information [Line Items]
Accounts payable	$ 2,505,317	$ 2,424,009	$ 2,384,090
Accounts Payable To Former Attorney			$ 492,134